Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Finance and Operating Lease Payments
The following table summarizes the future minimum payments for operating leases due in each period as of December 31, 2017 (in thousands):

		Operating Leases (1)
	Finance Leases (3)	Related Party (2)	Non-Related Party	Total
2018	$2,490	$3,628	$4,576	$8,204
2019	3,356	4,004	4,218	8,222
2020	2,923	4,076	3,904	7,980
2021	2,923	4,149	3,596	7,745
2022	2,940	4,223	3,509	7,732
Thereafter	34,113	22,130	56,749	78,879
Total	$48,745	$42,210	$76,552	$118,762
(1) Leases that are on a month-to-month basis and lease extensions that the Company does not expect to take are not included.
(2) Related Party lease payments exclude rent payments due under the DriveTime Lease Agreement, as those are contingent upon the Company's utilization of the leased assets.
(3) Payments under the finance leases assume the Company does not repurchase the properties during the lease term. For further discussion refer to Note 7 - Debt Instruments.